Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	5 Months Ended			11 Months Ended			12 Months Ended
	May 07, 2025	May 31, 2024	May 28, 2024	May 16, 2023	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	May 31, 2028	May 31, 2027	May 31, 2026	May 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted								1,680,450	945,000	1,081,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period								1,384,191	950,210	1,177,689
Grant date fair value								$ 14.96	$ 24.73	$ 18.62
Share-Based Payment Arrangement, Expense									$ 3,314	$ 8,840
Dividends to shareholders of non-vested shares								$ 242	1,440	938
Share-Based Payment Arrangement, Noncash Expense								17,798	18,328	20,877
Estimated compensation cost relating to non-vested restricted awards								$ 4,442
Weighted average period								1 year 2 months 4 days
Fair value of shares vested in period								$ 23,347	$ 21,018	$ 24,877
Minimum [Member] | Intrinsic value of award | Performance Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									5.00%	5.00%
Minimum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ShareBased Compensation Arrangement Cumulative Bunker Saving Threshold											$ 250,000
Sharebased Compensation Arrangement Award Granted Percentage											5.00%
Maximum [Member] | Intrinsic value of award | Performance Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									7.50%	7.50%
Maximum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage											10.00%
Equity Incentive Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance				631,500
Number of shares granted				631,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period							411,974
Grant date fair value				$ 18.19
Equity Incentive Plan 2023 [Member] | Vest In May 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period		151,026
Equity Incentive Plan 2023 [Member] | Vest In May 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest														68,500
Equity Incentive Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance			575,000
Number of shares granted			575,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period						372,559
Grant date fair value			$ 26.96
Equity Incentive Plan 2024 [Member] | Vest In May 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest															143,441
Equity Incentive Plan 2024 [Member] | Vest In May 2027 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest													59,000
Equity Incentive Plan 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	1,245,000
Number of shares granted	1,245,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					717,450
Grant date fair value	$ 14.96
Equity Incentive Plan 2025 [Member] | Vest In May 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest														403,947
Equity Incentive Plan 2025 [Member] | Vest In May 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest												123,603
Awarded to key employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing price of common stock									$ 14.95	$ 21.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									435,450	370,000